Breakdown of Contractual Assets and Liabilities, and Capitalized Costs - Movement in Deferred Expenses (Details) € in Millions	12 Months Ended
Dec. 31, 2018 EUR (€)
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Capitalized costs, beginning balance	€ 0
First application of new IFRS impacts	712
Additions	803
Disposals	(747)
Transfers	(1)
Translation differences and hyperinflation adjustments	(10)
Capitalized costs, ending balance	757
Long-term contracts
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Capitalized costs, beginning balance	0
First application of new IFRS impacts	172
Additions	366
Disposals	(1)
Transfers	(343)
Translation differences and hyperinflation adjustments	(3)
Capitalized costs, ending balance	191
Short-term contracts
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Capitalized costs, beginning balance	0
First application of new IFRS impacts	540
Additions	437
Disposals	(746)
Transfers	342
Translation differences and hyperinflation adjustments	(7)
Capitalized costs, ending balance	566
Impairment losses | Long-term contracts
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Capitalized costs, beginning balance	0
First application of new IFRS impacts	0
Additions	0
Disposals	0
Transfers	0
Translation differences and hyperinflation adjustments	0
Capitalized costs, ending balance	0
Impairment losses | Short-term contracts
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Capitalized costs, beginning balance	0
First application of new IFRS impacts	0
Additions	0
Disposals	0
Transfers	0
Translation differences and hyperinflation adjustments	0
Capitalized costs, ending balance	0
Of obtaining a contract | Gross cost | Long-term contracts
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Capitalized costs, beginning balance	0
First application of new IFRS impacts	170
Additions	349
Disposals	(1)
Transfers	(338)
Translation differences and hyperinflation adjustments	(2)
Capitalized costs, ending balance	178
Of obtaining a contract | Gross cost | Short-term contracts
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Capitalized costs, beginning balance	0
First application of new IFRS impacts	522
Additions	400
Disposals	(713)
Transfers	337
Translation differences and hyperinflation adjustments	(5)
Capitalized costs, ending balance	541
Of fulfilling a contract | Gross cost | Long-term contracts
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Capitalized costs, beginning balance	0
First application of new IFRS impacts	2
Additions	17
Disposals	0
Transfers	(5)
Translation differences and hyperinflation adjustments	(1)
Capitalized costs, ending balance	13
Of fulfilling a contract | Gross cost | Short-term contracts
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Capitalized costs, beginning balance	0
First application of new IFRS impacts	18
Additions	37
Disposals	(33)
Transfers	5
Translation differences and hyperinflation adjustments	(2)
Capitalized costs, ending balance	€ 25